Offerings - Offering: 1	Apr. 15, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 35,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,833.5
Offering Note
(1)

Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the “Securities Act”), an indeterminate number of additional securities are registered hereunder that may be issued to prevent dilution in connection with a stock split, stock dividend, recapitalization, or similar event or adjustment.